INVESTMENTS - Recognition and Measurement of Impairment Losses (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
OTTI on Investments disclosures
Total impairment losses recognized during the period	$ 0	$ 0	$ 2
Less: portion of impairment loss recognized in AOCI (before taxes)	0	0	0
Net impairment losses recognized in earnings for debt securities that the Company does not intend to sell nor will likely be required to sell	0	0	2
Impairment losses recognized in earnings for debt securities that the Company intends to sell, would more-likely-than-not be required to sell or will be subject to an issuer call deemed probable of exercise	181	109	21
Total impairment losses recognized in earnings	181	109	23
AFS debt securities
OTTI on Investments disclosures
Total impairment losses recognized during the period	0	0	1
Less: portion of impairment loss recognized in AOCI (before taxes)	0	0	0
Net impairment losses recognized in earnings for debt securities that the Company does not intend to sell nor will likely be required to sell	0	0	1
Impairment losses recognized in earnings for debt securities that the Company intends to sell, would more-likely-than-not be required to sell or will be subject to an issuer call deemed probable of exercise	181	109	20
Total impairment losses recognized in earnings	181	109	21
HTM debt securities
OTTI on Investments disclosures
Total impairment losses recognized during the period		0	0
Less: portion of impairment loss recognized in AOCI (before taxes)		0	0
Net impairment losses recognized in earnings for debt securities that the Company does not intend to sell nor will likely be required to sell		0	0
Impairment losses recognized in earnings for debt securities that the Company intends to sell, would more-likely-than-not be required to sell or will be subject to an issuer call deemed probable of exercise		0	0
Total impairment losses recognized in earnings		0	0
Other assets
OTTI on Investments disclosures
Total impairment losses recognized during the period	0	0	1
Less: portion of impairment loss recognized in AOCI (before taxes)	0	0	0
Net impairment losses recognized in earnings for debt securities that the Company does not intend to sell nor will likely be required to sell	0	0	1
Impairment losses recognized in earnings for debt securities that the Company intends to sell, would more-likely-than-not be required to sell or will be subject to an issuer call deemed probable of exercise	0	0	1
Total impairment losses recognized in earnings	$ 0	$ 0	$ 2